Annual Report - Financial Statements

T. Rowe Price

Tax-Efficient
Balanced Fund

February 28, 2002



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                      Year     6/30/97
                     Ended     Through
                   2/28/02     2/28/01     2/29/00     2/28/99     2/28/98

NET ASSET VALUE

Beginning of
period           $   13.59   $   13.76   $   12.72   $   11.34   $   10.00

Investment activities

  Net investment
  income (loss)       0.25        0.29*       0.25*       0.24*       0.15*

  Net realized and
  unrealized
  gain (loss)        (0.42)      (0.17)       1.06        1.38        1.34

  Total from
  investment
  activities         (0.17)       0.12        1.31        1.62        1.49

Distributions
  Net investment
  income             (0.25)      (0.29)      (0.27)      (0.24)      (0.15)


NET ASSET VALUE

End of
period           $   13.17   $   13.59   $   13.76   $   12.72   $   11.34
                 ---------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)            (0.94)%      0.87%*     10.42%*     14.45%*     14.96%*

Ratio of total
expenses to
average net
assets                0.98%       1.00%*      1.00%*      1.00%*     1.00%*!

Ratio of net
investment income
(loss) to average
net assets            2.19%       2.11%*      1.99%*      2.03%*     2.31%*!

Portfolio turnover
rate                  24.3%       19.1%       40.0%       19.8%      12.5%!

Net assets,
end of period
(in thousands)   $  48,094   $  51,050   $  43,248   $  33,767   $  17,714

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

        * Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 2/28/01.

        ! Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
                                                               February 28, 2002

Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                           In thousands

Common Stocks  47.8%

CONSUMER DISCRETIONARY  10.7%

Hotels, Restaurants & Leisure  0.4%

McDonald's                                           3,000      $            78
Starbucks *                                          5,200                  120
                                                                            198

Media  6.4%

AOL Time Warner *                                   16,100                  399
Clear Channel Communications *                       6,646                  310
Disney                                              10,200                  235
Interpublic Group                                    4,800                  131
McGraw-Hill                                          4,000                  263
Omnicom                                              6,300                  589
TMP Worldwide *                                      1,500                   42
Univision Communications (Class A) *                 5,000                  206
Viacom (Class B) *                                  13,582                  632
WPP Group ADR                                        5,300                  279
                                                                          3,086

Multiline Retail  2.0%

Dollar General                                       4,806                   71
Family Dollar Stores                                 6,200                  204
Wal-Mart                                            11,300                  701
                                                                            976

Specialty Retail  1.7%

Bed Bath & Beyond *                                  3,600                  120
Home Depot                                           6,700                  335
Tiffany `                                            8,200                  269
Williams-Sonoma *                                    2,200                  100
                                                                            824

Textiles & Apparel  0.2%
Nike (Class B)                                       1,600                   94
                                                                             94
Total Consumer Discretionary                                              5,178


CONSUMER STAPLES  5.0%

Beverages  1.6%

Anheuser-Busch                                       2,900      $           147
Coca-Cola                                            6,000                  284
PepsiCo                                              6,700                  338
                                                                            769

Food & Drug Retailing  0.8%

CVS                                                  1,000                   27
Sysco                                                6,500                  192
Walgreen                                             4,400                  177
                                                                            396

Food Products  0.6%

General Mills                                        2,900                  134
Wrigley                                              2,600                  146
                                                                            280

Household Products  1.4%

Colgate-Palmolive                                    3,200                  179
Kimberly-Clark                                       2,600                  163
Procter & Gamble                                     3,800                  322
                                                                            664

Personal Products  0.6%
Avon                                                 2,700                  140
Gillette                                             4,000                  137
                                                                            277
Total Consumer Staples                                                    2,386


FINANCIALS  9.7%

Banks  1.9%

Bank of New York                                     4,900                  184
Mellon Financial                                     6,200                  223
Northern Trust                                       5,000                  271
Wells Fargo                                          4,500                  211
                                                                            889

Diversified Financials  5.9%

AMBAC                                                2,800                  174
American Express                                     3,900                  142
Charles Schwab                                       8,935                  116
Citigroup                                           13,500      $           611
Fannie Mae                                           8,300                  649
Franklin Resources                                   5,900                  241
Freddie Mac                                          9,400                  599
State Street                                         6,400                  324
                                                                          2,856

Insurance  1.9%

AIG                                                  5,582                  413
Marsh & McLennan                                     4,950                  522
                                                                            935
Total Financials                                                          4,680


HEALTH CARE  8.7%

Biotechnology  0.3%

Amgen *                                              2,700                  157
                                                                            157
Health Care Equipment & Supplies  0.9%

Baxter International                                 1,700                   94
Guidant *                                            2,500                  104
Medtronic                                            5,200                  232
                                                                            430

Pharmaceuticals  7.5%

Abbott Laboratories                                  4,400                  249
American Home Products                               5,800                  369
AstraZeneca ADR                                      2,100                  107
Bristol-Myers Squibb                                 5,400                  254
Eli Lilly                                            2,900                  220
GlaxoSmithKline ADR                                  3,520                  172
Johnson & Johnson                                   10,100                  615
Merck                                                7,100                  435
Pfizer                                              19,175                  785
Pharmacia                                            3,890                  160
Schering-Plough                                      6,200                  214
                                                                          3,580
Total Health Care                                                         4,167


INDUSTRIALS & BUSINESS SERVICES  5.3%

Aerospace & Defense  0.2%

Boeing                                               1,800      $            83
                                                                             83

Air Freight & Couriers  0.3%

Expeditors International of Washington               2,700                  147
                                                                            147

Commercial Services & Supplies  2.9%

Automatic Data Processing                            3,300                  174
Certegy *                                            1,100                   41
Cintas                                               2,750                  122
Concord EFS *                                        4,500                  135
DeVry *                                              3,400                  110
Equifax                                              2,200                   66
First Data                                           5,000                  408
Paychex                                              4,150                  153
Robert Half International *                          7,400                  192
                                                                          1,401

Industrial Conglomerates  1.8%

GE                                                  22,200                  855
                                                                            855

Machinery  0.1%
Illinois Tool Works                                    900                   66
                                                                             66
Total Industrials & Business Services                                     2,552


INFORMATION TECHNOLOGY  7.8%

Communications Equipment  0.7%

Cisco Systems *                                     17,300                  247
Corning                                              1,500                   10
JDS Uniphase *                                       3,100                   15
LM Ericsson ADR                                     12,200                   52
                                                                            324

Computers & Peripherals  0.3%

Dell Computer *                     4,000            99
EMC *                                                1,900                   21
Sun Microsystems *                                   4,000                   34
                                                                            154
Electronic Equipment & Instruments  0.4%

Molex (Class A)                                      3,687      $            97
Symbol Technologies                                  7,762                   67
                                                                            164

Semiconductor Equipment & Products  4.1%

Altera *                                             9,700                  185
Analog Devices *                                     3,500                  130
Applied Materials *                                  2,600                  113
Applied Micro Circuits *                             2,000                   15
Broadcom (Class A) *                                 1,000                   31
Intel                                               16,800                  480
Linear Technology                                    6,900                  254
Maxim Integrated Products *                          7,700                  352
Texas Instruments                                    8,200                  241
Xilinx *                                             4,700                  169
                                                                          1,970

Software  2.3%

BMC Software *                      1,000            16

Computer Associates                                  1,000                   16
Intuit *                                             1,000                   38
Microsoft *                                         13,000                  758
Oracle *                                            17,700                  294
                                                                          1,122
Total Information Technology                                              3,734


MATERIALS  0.4%

Chemicals  0.4%

Ecolab                                               3,300                  155
Valspar                                              1,500                   66
Total Materials                                                             221


TELECOMMUNICATION SERVICES  0.2%

Wireless Telecommunication Services  0.2%

Vodafone ADR                                         4,000                   76
Total Telecommunication Services                                             76
Total Common Stocks (Cost  $16,724)                                      22,994


MUNICIPAL BONDS 52.6%

ALABAMA  0.5%@

Selma Ind. Dev. Board, 4.25%, 7/15/02      $       250,000      $           250
Total Alabama (Cost  $250)                                                  250

ARIZONA  1.1%

Phoenix, GO, 5.875%, 7/1/18                        500,000                  549
Total Arizona (Cost  $512)                                                  549


CONNECTICUT  0.8%

Mashantucket Western Pequot Tribe
    5.50%, 9/1/28                                  200,000                  188
    5.75%, 9/1/27                                  200,000                  195
Total Connecticut (Cost  $358)                                              383


DISTRICT OF COLUMBIA  4.0%

District of Columbia, GO
    6.00%, 6/1/15 (MBIA Insured)                 1,000,000                1,144
    6.00%, 6/1/17 (MBIA Insured)                   500,000                  570

District of Columbia Hosp., Medlantic Healthcare Group
    5.25%, 8/15/19 (Escrowed to Maturity)
    (MBIA Insured)                                 200,000                  203

Total District of Columbia (Cost  $1,717)                                 1,917


GEORGIA  2.5%

Georgia, GO, 6.25%, 8/1/13                       1,000,000                1,181
Total Georgia (Cost  $1,085)                                              1,181


ILLINOIS  1.7%

Chicago, 5.75%, 11/1/30 (AMBAC Insured)            200,000                  223

Chicago O'Hare Int'l. Airport, 6.30%, 5/1/16       500,000                  252

Chicago Water, Zero Coupon,
11/1/11 (FGIC Insured)                             500,000                  325

Total Illinois (Cost  $1,018)                                               800

INDIANA  0.4%

Goshen, Greencroft Obligation Group,
5.75%, 8/15/28                             $       250,000      $           214

Total Indiana (Cost  $246)                                                  214


LOUISIANA  1.2%

Tobacco Settlement Fin. Corp., 5.875%, 5/15/39     300,000                  293

West Feliciana Parish, PCR, 5.65%, 9/1/04          250,000                  259

Total Louisiana (Cost  $544)                                                552


MARYLAND  2.9%
Baltimore, Waste Water, 6.00%,
7/1/18 (FSA Insured)                             1,000,000                1,110


Maryland HHEFA, Univ. of Maryland Medical System
    6.625%, 7/1/20                                 250,000                  271

Total Maryland (Cost  $1,306)                                             1,381


MASSACHUSETTS  2.9%

Massachusetts Municipal Wholesale Electric
    6.75%, 7/1/05 (MBIA Insured)                   250,000                  259

Massachusetts Water Pollution, 6.00%, 8/1/18     1,000,000                1,148

Total Massachusetts (Cost  $1,271)                                        1,407


MICHIGAN  2.2%

Michigan Hosp. Fin. Auth., Ascension Health Credit
    5.20%, 11/15/05                              1,000,000                1,056

Total Michigan (Cost  $1,000)                                             1,056


MISSISSIPPI  1.2%

Mississippi, GO, 5.00%, 11/1/05                    515,000                  555

Total Mississippi (Cost  $530)                                              555


MISSOURI  0.5%

St. Louis Airport, 6.25%, 1/1/03                   250,000                  255

Total Missouri (Cost  $251)                                                 255


NEW JERSEY  0.8%

New Jersey Economic Dev. Auth., Franciscan Oaks
    5.75%, 10/1/23                         $       100,000      $            84

New Jersey Housing & Mortgage Fin. Agency
    5.55%, 11/1/09 (FSA Insured)                   260,000                  282

Total New Jersey (Cost  $359)                                               366


NEW MEXICO  1.1%

New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27      485,000                  507

Total New Mexico (Cost  $485)                                               507


NEW YORK  2.8%

Dormitory Auth. of the State of New York,
State Univ. Ed. Fac.
    5.40%, 5/15/23                                 250,000                  254

New York City Transitional Fin. Auth.
    5.75%, 11/15/20                                500,000                  539
    5.875%, 11/1/16                                500,000                  554

Total New York (Cost  $1,234)                                             1,347


NORTH CAROLINA  0.6%

Eastern Municipal Power Agency, 6.00%, 1/1/05      300,000                  312

Total North Carolina (Cost  $304)                                           312


OKLAHOMA  0.2%

Oklahoma Dev. Fin. Auth.,
  Inverness Village, 8.00%, 2/1/32                 100,000                   98

Total Oklahoma (Cost  $97)                                                   98

OREGON  1.1%

Portland Sewer Systems, 5.75%,
  8/1/20 (FGIC Insured)                            500,000                  536

Total Oregon (Cost  $511)                                                   536


PENNSYLVANIA  2.7%

Allegheny County Hosp. Dev. Auth., West Penn Health System
    9.25%, 11/15/22                                100,000                  107

Beaver County IDA, PCR, Toledo Edison
    4.85%, 6/1/04                                  500,000                  512

Bucks County IDA, Chandler Hall,
    6.30%, 5/1/29                          $       250,000      $           221

Montgomery County HHEFA, Foulkeways at Gwyneed
    6.75%, 11/15/24                                200,000                  209

West Shore Area Hosp. Auth., 6.20%, 1/1/26         250,000                  250

Total Pennsylvania (Cost  $1,252)                                         1,299


PUERTO RICO  1.1%

Puerto Rico Electric Power Auth.
    5.375%, 7/1/27 (MBIA Insured)                  500,000                  514

Total Puerto Rico (Cost  $459)                                              514


SOUTH CAROLINA  1.7%

Piedmont Municipal Power Agency,
  5.75%, 1/1/24                                    300,000                  290

South Carolina Transportation Infrastructure
    5.50%, 10/1/22
    (AMBAC Insured)                                500,000                  523

Total South Carolina (Cost  $775)                                           813


TEXAS  7.0%

Brazos River Auth., 5.20%, 12/1/02                 500,000                  511

Dallas County Utility & Reclamation Dist.
    5.875%, 2/15/29
    (AMBAC Insured)                              1,000,000                1,048

Harris County Health Fac. Dev.,
  6.375%, 6/1/29                                   250,000                  262

Houston, 6.40%, 6/1/27                             250,000                  266

Houston Water & Sewer

    5.375%, 12/1/27
    (FGIC Insured)                               1,000,000                1,014

    5.75%, 12/1/16
    (AMBAC Insured)                                250,000                  265

Total Texas (Cost  $3,138)                                                3,366


UTAH  1.8%

Intermountain Power Agency
  5.375%, 7/1/08                           $       310,000      $           322
  5.375%, 7/1/08 (Escrowed to Maturity)            540,000
                                                                            562

Total Utah (Cost  $854)                                                     884


VIRGINIA  4.3%

Arlington County IDA, 5.50%, 7/1/18                500,000                  512

Chesterfield County IDA, 5.70%, 11/15/03           500,000                  523

Henrico County Economic Dev. Auth., Regional Jail
  6.125%, 11/1/19                                  250,000                  279

Richmond Metropolitan Auth., 5.25%,
  7/15/22 (FGIC Insured)                           250,000                  261

Virginia HDA, 5.60%, 11/1/18                       500,000                  508

Total Virginia (Cost  $1,998)                                             2,083


WASHINGTON  2.1%

Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)      1,000,000              1,030

Total Washington (Cost  $968)                                             1,030

WEST VIRGINIA  2.3%

West Virginia, GO, 5.75%, 6/1/15                 1,000,000                1,092

Total West Virginia (Cost  $1,031)                                        1,092


WISCONSIN  1.1%

Wisconsin HEFA, Children's Hospital
  5.625%, 2/15/15 (AMBAC Insured)                  500,000                  549

Total Wisconsin (Cost  $520)                                                549

Total Municipal Bonds (Cost $24,073)                                     25,296



                                                                          Value
--------------------------------------------------------------------------------
                                                           In thousands

Total Investments in Securities
100.4% of Net Assets
(Cost $40,797)                                             $   48,290

Other Assets Less Liabilities                                    (196)

NET ASSETS                                                 $   48,094
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $       20

Undistributed net realized gain (loss)                         (2,650)

Net unrealized gain (loss)                                      7,493

Paid-in-capital applicable
to 3,652,690 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                     43,231

NET ASSETS                                                 $   48,094
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    13.17
                                                           ----------


    *  Non-income producing

   ADR  American Depository Receipts

 AMBAC  AMBAC Indemnity Corp.

  FGIC  Financial Guaranty Insurance Company

   FSA  Financial Security Assurance Corp.

   HDA  Housing Development Authority

    GO  General Obligation

  HEFA  Health & Educational Facility Authority

 HHEFA  Health & Higher Educational Facility Authority

   IDA  Industrial Development Authority/Agency

  MBIA  Municipal Bond Investors Assurance Corp.

   PCR  Pollution Control Revenue


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------

                                                                 Year
                                                                Ended
                                                              2/28/02

Investment Income (Loss)

Income
  Interest                                                 $    1,378
  Dividend                                                        211
  Total income                                                  1,589

Expenses
  Investment management                                           267
  Custody and accounting                                          113
  Shareholder servicing                                            48
  Registration                                                     30
  Legal and audit                                                  11
  Prospectus and shareholder reports                               10
  Directors                                                         9
  Proxy and annual meeting                                          1
  Miscellaneous                                                     4
  Total expenses                                                  493
Net investment income (loss)                                    1,096


Realized and Unrealized Gain (Loss)

Net realized gain
(loss) on securities                                           (1,067)

Change in net unrealized
gain (loss) on securities                                        (607)

Net realized and
unrealized gain (loss)                                         (1,674)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $     (578)
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $         1,096      $         1,031

  Net realized
  gain (loss)                                       (1,067)                (472)

  Change in net
  unrealized
  gain (loss)                                         (607)                (608)

  Increase (decrease)
  in net assets
  from operations                                     (578)                 (49)

Distributions to shareholders

  Net investment income                             (1,077)              (1,042)

Capital share transactions *

  Shares sold                                        5,311               11,678

  Distributions reinvested                             841                  869

  Shares redeemed                                   (7,463)              (3,663)

  Redemption fees received                              10                    9

  Increase (decrease) in net assets
  from capital share transactions                   (1,301)               8,893

Net Assets

Increase (decrease)
during period                                       (2,956)               7,802

Beginning of period                                 51,050               43,248

End of period                              $        48,094      $        51,050
                                           -------------------------------------

*Share information

  Shares sold                                          399                  812

  Distributions reinvested                              64                   60

  Shares redeemed                                     (567)                (258)

  Increase (decrease)in
  shares outstanding                                  (104)                 614


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $3,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended February 28, 2002, the effect of this change was to increase net investment income by $3,000 ($0.001 per share), decrease net realized gain/loss on securities by $1,000, and decrease net unrealized gain/loss on securities by $2,000 ($0.001 per share). This change had no effect on the fund's net assets or total return.

Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than one year. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $12,020,000 and $12,949,000, respectively, for the year ended February 28, 2002.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the year ended February 28, 2002 totaled $1,077,000 and were characterized as tax exempt income for tax purposes. At February 28, 2002, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $8,354,000

Unrealized depreciation                                    (1,441,000)

Net unrealized
appreciation (depreciation)                                 6,913,000

Undistributed tax exempt income                                15,000

Capital loss carryforwards                                 (2,065,000)

Distributable earnings                                      4,863,000

Paid-in capital                                            43,231,000

Net assets                                                 $48,094,000


Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. For the year ended February 28, 2002, $585,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of February 28, 2002, the fund had $17,000 of capital loss carryforwards that expire in 2006, $425,000 that expire in 2007, and $1,623,000 that expire thereafter through 2010.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.


Undistributed net investment income                        $   (1,000)

Undistributed net realized gain                                 1,000


At February 28, 2002, the cost of investments for federal income tax purposes was $41,377,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $20,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.20% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $127,000 for the year ended February 28, 2002, of which $11,000 was payable at period end.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Balanced Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Efficient Balanced Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as "the Fund") at February 28, 2002, and the results its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2002



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 2/28/02
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Tax-Efficient Balanced Fund's distributions to shareholders included:

     o $950,000 which qualified as exempt-interest dividends.

     For corporate shareholders, $145,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------


T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F119-050  2/28/02